111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

May 4, 2015

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: Smart Trust, Zacks Diversified Equity and Corporate Bond

Trust, Series 9 (the “Fund”)
(CIK 1640625)

Ladies/Gentlemen:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), the depositor of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

The Fund is a unit investment trust which will invest in common stocks, preferred securities and common stock of exchange-traded funds. The staff of the Securities and Exchange Commission (the “Commission”) has reviewed the registration statements for several prior series of the Fund, the most recent of which was Smart Trust, Zacks Diversified Equity and Corporate Bond Trust, Series 8, declared effective by the Commission on March 18, 2015 (File No. 333-201834). The Registration Statement for the Fund differs from the registration statements for these prior series in that the Sponsor has revised the form of prospectus to a more plain-English form that corresponds more closely with current prospectus formats used by other unit investment trusts and open-end funds. In addition, the Registration Statement incorporates an “information supplement” as a supplemental disclosure document that is similar to a statement of additional information used by open-end funds. This corresponds with the practice used by many unit investment trusts and allows for greater use of plain-English prospectus disclosure while also offering investors enhanced risk disclosure accessible in the registration statement. As a result, we request review of this new form of prospectus and information supplement in the Registration Statement. The prospectus and information supplement have been prepared in substantial conformity with materials submitted on behalf of unit investment trusts sponsored by other sponsors, including: Advisors Disciplined Trust 1341, declared effective by the Commission on January 14, 2015 (File No. 333-199666); TSC UITS 3, declared effective by the Commission on January 15, 2014 (File No. 333-192822); Invesco Unit Trusts Series 1518, declared effective by the Commission on March 5, 2015 (File No. 333-201724); and FT 5425, declared effective by the Commission on April 28, 2015 (File No. 333-203052).

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on July 21, 2015, or as soon as possible thereafter.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No.

5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.

Very truly yours,

Chapman and Cutler LLP

By	/s/ SCOTT R. ANDERSON
Scott R. Anderson

SRA/lew